Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL SECTOR FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Jan. 27, 2016
Supplement [Text Block]	psfi_SupplementTextBlock

PRUDENTIAL SECTOR FUNDS, INC.

Prudential Financial Services Fund

Supplement dated September 29, 2016 to the
Summary Prospectus and Prospectus dated January 27, 2016

______________________________________________________________________________

Effective immediately, the primary benchmark for the Prudential Financial Services Fund (the “Fund”) is the MSCI World Financials Index (the “Current Index”), which is replacing the MSCI World Financials ex-Real Estate Index (ND) (the “Prior Index”). In light of the exclusion of equity real estate investment trusts from the Current Index, which became effective on September 1, 2016, the Manager believes that the Current Index provides a more appropriate basis for Fund performance comparisons. In connection with this change, the index table in the “Investment Risks and Performance” section of the Fund’s Summary Prospectus and Prospectus is replaced with the following:

Index % (reflects no deduction for fees, expenses or taxes)	One Year	Five Years	Ten Years	Since Inception
MSCI World Financials Index	-3.37	6.00	-0.44	-
MSCI World Financials ex-Real Estate Index (ND)	-4.05	5.88	-.96	-
S&P Composite 1500 Index	1.01	12.39	7.41	-

Prudential Financial Services Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psfi_SupplementTextBlock

PRUDENTIAL SECTOR FUNDS, INC.

Prudential Financial Services Fund

Supplement dated September 29, 2016 to the
Summary Prospectus and Prospectus dated January 27, 2016

______________________________________________________________________________

Effective immediately, the primary benchmark for the Prudential Financial Services Fund (the “Fund”) is the MSCI World Financials Index (the “Current Index”), which is replacing the MSCI World Financials ex-Real Estate Index (ND) (the “Prior Index”). In light of the exclusion of equity real estate investment trusts from the Current Index, which became effective on September 1, 2016, the Manager believes that the Current Index provides a more appropriate basis for Fund performance comparisons. In connection with this change, the index table in the “Investment Risks and Performance” section of the Fund’s Summary Prospectus and Prospectus is replaced with the following:

Index % (reflects no deduction for fees, expenses or taxes)	One Year	Five Years	Ten Years	Since Inception
MSCI World Financials Index	-3.37	6.00	-0.44	-
MSCI World Financials ex-Real Estate Index (ND)	-4.05	5.88	-.96	-
S&P Composite 1500 Index	1.01	12.39	7.41	-

Prudential Financial Services Fund | MSCI World Financials Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.37%)
Five Years	rr_AverageAnnualReturnYear05	6.00%
Ten Years	rr_AverageAnnualReturnYear10	(0.44%)
Since Inception	rr_AverageAnnualReturnSinceInception
Prudential Financial Services Fund | MSCI World Financials ex-Real Estate Index (ND) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.05%)
Five Years	rr_AverageAnnualReturnYear05	5.88%
Ten Years	rr_AverageAnnualReturnYear10	(0.96%)
Since Inception	rr_AverageAnnualReturnSinceInception
Prudential Financial Services Fund | S&P Composite 1500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.01%
Five Years	rr_AverageAnnualReturnYear05	12.39%
Ten Years	rr_AverageAnnualReturnYear10	7.41%
Since Inception	rr_AverageAnnualReturnSinceInception